UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                     DATE OF FISCAL YEAR END: APRIL 30, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

                            CAMBIAR OPPORTUNITY FUND

                        CAMBIAR INTERNATIONAL EQUITY FUND

                            CAMBIAR CONQUISTADOR FUND

                          Annual Report   April 30, 2005
                        The Advisors' Inner Circle Fund

                                 [LOGO Omittted] CAMBIAR INVESTORS

                                               MANAGER FOR ALL SEASONS

THE ADVISORS' INNER CIRCLE FUND                                   CAMBIAR FUNDS
                                                                  APRIL 30, 2005

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ...........................................       1

Statements of Net Assets .......................................       7

Statements of Operations .......................................      20

Statements of Changes in Net Assets ............................      21

Financial Highlights ...........................................      24

Notes to Financial Statements ..................................      27

Report of Independent Registered Public Accounting Firm ........      36

Trustees and Officers of The Advisors' Inner Circle Fund .......      38

Disclosure of Fund Expenses ....................................      47

Notice to Shareholders .........................................      49
--------------------------------------------------------------------------------


The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005, is available (i) without charge, upon request, by calling 1-866-777-8227; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
April 30, 2005

Dear Shareholders:

Functionally, the global economy has reached the end of the "recovery" phase following the 2000-2001 recession and the bear market that ensued and is now entering a more "stable growth" phase of the economic cycle. Corporate profitability has improved greatly as has business confidence. There have been huge stock market gains in selected "early" cyclical industries such as commodities and heavy industry, and financially sensitive businesses have profited immensely from low interest rates and a steep yield curve. However, incremental margin expansion for many of these same businesses will prove more challenging as pent up demands are sated and liquidity tightens. One could also read the weak market so far this year as a form of pricing in the difficulty of achieving incremental business improvements against this backdrop.

Fiscal year 2004 turned out to be a better than average year for equity investors. The S&P 500 Index ended the year up roughly 6% while a number of broader indexes surpassed this. The preponderance of returns for the year occurred in the fourth quarter following President Bush's re-election.

There have now been eight 0.25% rate hikes since June 2004 to the current rate of 3.00%. The impact of a tighter money supply coupled with resurgence in oil prices coming close to the $60 range per barrel produced a decidedly guarded tone of the market.

The Cambiar Opportunity and the Conquistador Funds performed well in the current market environment relative to their respective indices. For the year ending April 30, 2005, the Opportunity Fund returned 9.8% versus 6.3% for the S&P 500 Index. The Cambiar Conquistador Fund, incepted on August 31, 2004, performed strongly as well, returning 12.1% for the eight month period, while the Russell 2500 Index returned 9.6%. We were able to comfortably outperform our relevant benchmarks in this stock pickers market during the latest twelve month period due to our fundamental, bottom up process of seeking out undervalued companies, wherever they reside. We believe the environment is not favorable to lower quality companies, who often have more highly levered balance sheets. This dovetails nicely with the high quality nature of our process and helps in part to explain our relative outperformance.

The same twelve month period saw the Cambiar International Equity Fund return 8.6% as compared to 14.9% for the MSCI EAFE Index. We attribute this underperformance to our underexposure to both the Asian markets and the energy sector, which were the largest contributors to performance for the MSCI EAFE Index. Our focus continues to be on identifying undervalued foreign companies relative to normal earning power that exhibit strong financial and business characteristics, coupled

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
with reasonably transparent financials and managements. Functionally, these requirements have made it difficult to invest aggressively in countries such as China and Korea, which have exhibited huge economic growth in the last two years but which do not consistently offer the transparency requirements that we seek. Likewise, the energy sector currently prices in a long term price of oil that we do not believe is likely to be sustained. Over longer investment horizons, we have found these conservative elements of our investment discipline help us avoid dangerous situations, and have benefited the Fund's performance accordingly.

CURRENT OUTLOOK

We have not changed our views appreciably since the end of the year -- interest rates may keep rising on the short end of the yield curve but the sensitivity of the U.S. economy to changes in interest rates appears to be high. It should not take rates much greater than 4% to slow things down considerably, and maybe less than that. A slowing economy and tighter money will make stock market performance challenging until it is clear that the Fed is done raising rates. Once the all-clear signal is made -- probably in the form of a change of the Fed's language to describe monetary policy -- we suspect that global stock markets could rally rather sharply. This could happen as soon as the 4th quarter of 2005 or sometime into 2006. High oil prices are a serious concern because a blowout in oil prices much above the current level would probably turn a normal transitory economic slowdown into a contraction. We tend to think sustained prices of $65-$70 per barrel would tilt the global economy into recession which would be bad for the market. There are some early signs that we may have seen a peak in oil prices due to rising global oil inventories, but so far the data is inconclusive.

While we suspect that declines in the markets though April 30th had more to do with various technical factors as opposed to new fundamental developments, it is reasonable to believe that the market may remain rather cautious for the balance of the next quarter or two. We expect to use this to our fund shareholders' benefit, finding undervalued, quality companies at what we believe are depressed valuations.

Sincerely,


/s/ Brian M. Barish

Brian M. Barish
President
Cambiar Investors LLC

THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVISE.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------

                        DEFINITION OF COMPARATIVE INDICES

MORGAN STANLEY MSCI EAFE(R) INDEX is a market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. As of April 2005, the MSCI EAFE INDEX consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

RUSSELL 2500(TM) INDEX is a market capitalization-weighted index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index.

THE ADVISORS' INNER CIRCLE FUND                                 CAMBIAR
                                                                OPPORTUNITY FUND

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                    CAMBIAR
                                 OPPORTUNITY FUND        S&P 500 INDEX
           6/30/98*                  10,000                   10,000
             1999                    12,345                   11,910
             2000                    15,216                   13,117
             2001                    17,595                   11,416
             2002                    17,011                    9,974
             2003                    14,576                    8,646
             2004                    19,959                   10,625
             2005                    21,911                   11,298


                           PERIODS ENDED ON APRIL 30TH

                ------------------------------------------------
                                  Annualized         Annualized
                 1 Year            5 Year           Inception to
                 Return            Return               Date
                ------------------------------------------------
                  9.78%             7.57%              12.16%
                ------------------------------------------------


* BEGINNING OF OPERATIONS.

     THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE FUND'S PERFORMANCE
ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THERE ARE NO ASSURANCES
 THAT A FUND WILL MEET ITS STATED OBJECTIVES. A FUND'S HOLDINGS AND ALLOCATIONS
     ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES. INDEX RETURNS ASSUME
REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES
 OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY
                             IN AN UNMANAGED INDEX.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
        WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND

--------------------------------------------------------------------------------

Growth of a $10,000 Investment(1)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         CAMBIAR INTERNATIONAL       MORGAN STANLEY
                             EQUITY FUND             MSCI EAFE INDEX
       9/02/97*                10,000                     10,000
        1998                   11,029                     11,252
        1999                   10,990                     12,320
        2000                   19,099                     14,032
        2001                   18,579                     11,744
        2002                   17,669                     10,114
        2003                   13,518                      8,469
        2004                   20,544                     11,876
        2005                   22,315                     13,651


                           PERIODS ENDED ON APRIL 30TH

                ------------------------------------------------
                                  Annualized         Annualized
                 1 Year            5 Year           Inception to
                 Return            Return               Date
                ------------------------------------------------
                  8.62%             3.16%               11.04%
                ------------------------------------------------

(1) RETURNS PRIOR TO SEPTEMBER 9, 2002 REPRESENT THE PERFORMANCE OF THE CAMBIAR INTERNATIONAL EQUITY TRUST, A DELAWARE BUSINESS TRUST (THE "PREDECESSOR INTERNATIONAL FUND"). THE PREDECESSOR INTERNATIONAL FUND WAS MANAGED BY THE SAME ADVISOR WHO CURRENTLY MANAGES THE FUND AND HAD IDENTICAL INVESTMENT OBJECTIVES AND STRATEGIES.

  * THE FUND'S INCEPTION DATE IS SEPTEMBER 9, 2002. THE INCEPTION OF THE PREDECESSOR INTERNATIONAL FUND IS SEPTEMBER 2, 1997. INDEX COMPARISONS BEGIN ON SEPTEMBER 30, 1997.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
       AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE FUND'S PERFORMANCE
      ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THERE ARE NO ASSURANCES THAT A FUND WILL MEET ITS STATED OBJECTIVES. A FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND
     SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.
       INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES
   WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.
       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
             ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                                CAMBIAR
                                                               CONQUISTADOR FUND

--------------------------------------------------------------------------------

Growth of a $10,000 Investment

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            CAMBIAR                  RUSSELL 2500
                        CONQUISTADOR FUND               INDEX
         8/31/04*           10,000                      10,000
         2005               11,209                      10,964


                           PERIODS ENDED ON APRIL 30TH

                                  ------------
                                   Cumulative
                                  Inception to
                                      Date
                                  ------------
                                     12.09%
                                  ------------

* BEGINNING OF OPERATIONS.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
       AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE FUND'S PERFORMANCE
      ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THERE ARE NO ASSURANCES THAT A FUND WILL MEET ITS STATED OBJECTIVES. A FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND
     SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.
       INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES
   WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.
       PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
             ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                        APRIL 30, 2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------
14.8%  Insurance
 9.4%  Medical Products & Services
 9.3%  Pharmaceuticals
 7.8%  Retail
 7.2%  Banking
 6.6%  Money Market Funds
 5.4%  Broadcasting, Newspapers & Advertising
 5.3%  Computer & Services
 4.5%  Food, Beverage & Tobacco
 4.0%  Petroleum & Fuel Products
 3.7%  Chemical
 3.2%  Semi Conductors
 2.9%  Metals
 2.4%  Financial Services
 2.0%  Cable TV
 1.9%  Toys & Games
 1.8%  Machinery
 1.7%  Packaging
 1.6%  Consumer Staples
 1.6%  Entertainment
 1.5%  Professional Services
 1.2%  Office Furniture & Fixtures
 0.2%  Options

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.
--------------------------------------------------------------------------------
COMMON STOCK - 94.4%
--------------------------------------------------------------------------------
                                                         SHARES       VALUE
                                                        ---------  ------------
BANKING -- 7.3%
   Bank of America ...................................    135,000  $  6,080,400
   Fifth Third Bancorp ...............................    175,000     7,612,500
   US Bancorp ........................................    285,000     7,951,500
                                                                   ------------
                                                                     21,644,400
                                                                   ------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 5.5%
   News, Cl A ........................................    500,000     7,640,000
   Viacom ............................................    250,000     8,655,000
                                                                   ------------
                                                                     16,295,000
                                                                   ------------
CABLE TV -- 2.0%
   DIRECTV Group* ....................................    425,000     6,001,000
                                                                   ------------
CHEMICALS -- 3.7%
   Air Products & Chemicals ..........................     55,000     3,230,150
   EI Du Pont de Nemours .............................    165,000     7,773,150
                                                                   ------------
                                                                     11,003,300
                                                                   ------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                        APRIL 30, 2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                        ---------  ------------
COMPUTERS & SERVICES -- 5.4%
   Cadence Design Systems* ...........................    415,000  $  5,810,000
   First Data ........................................    265,000    10,077,950
                                                                   ------------
                                                                     15,887,950
                                                                   ------------
CONSUMER STAPLES -- 1.6%
   Brinker International* ............................    140,000     4,732,000
                                                                   ------------
ENTERTAINMENT -- 1.6%
   Carnival ..........................................    100,000     4,888,000
                                                                   ------------
FINANCIAL SERVICES -- 2.5%
   Morgan Stanley ....................................    140,000     7,366,800
                                                                   ------------
FOOD, BEVERAGE & TOBACCO -- 4.6%
   Altria Group ......................................    185,000    12,023,150
   Tyson Foods, Cl A .................................     97,000     1,638,330
                                                                   ------------
                                                                     13,661,480
                                                                   ------------
INSURANCE -- 15.0%
   ACE ...............................................    200,000     8,592,000
   Allstate ..........................................     90,000     5,054,400
   Assured Guaranty Ltd. .............................    350,000     6,671,000
   Conseco* ..........................................    270,000     5,194,800
   ING Groep ADR .....................................    200,821     5,504,504
   MBIA ..............................................    130,000     6,809,400
   St Paul Travelers .................................    185,000     6,623,000
                                                                   ------------
                                                                     44,449,104
                                                                   ------------
MACHINERY -- 1.8%
   Illinois Tool Works ...............................     65,000     5,448,300
                                                                   ------------
MEDICAL PRODUCTS & SERVICES -- 9.5%
   Boston Scientific* ................................    275,000     8,134,500
   Cigna .............................................     67,000     6,162,660
   Guidant ...........................................     40,500     3,000,240
   HCA ...............................................    142,000     7,929,280
   Humana* ...........................................     90,000     3,118,500
                                                                   ------------
                                                                     28,345,180
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                        APRIL 30, 2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                        ---------  ------------
METALS -- 2.9%
   Alcoa .............................................    295,000  $  8,560,900
                                                                   ------------
OFFICE FURNITURE & FIXTURES -- 1.2%
   Pitney Bowes ......................................     80,000     3,577,600
                                                                   ------------
PACKAGING -- 1.7%
   Pactiv* ...........................................    240,000     5,145,600
                                                                   ------------
PETROLEUM & FUEL PRODUCTS -- 4.1%
   BJ Services .......................................    140,000     6,825,000
   Halliburton .......................................    125,000     5,198,750
                                                                   ------------
                                                                     12,023,750
                                                                   ------------
PHARMACEUTICALS -- 9.4%
   GlaxoSmithKline ADR ...............................    130,000     6,571,500
   Pfizer ............................................    370,000    10,052,900
   Wyeth .............................................    250,000    11,235,000
                                                                   ------------
                                                                     27,859,400
                                                                   ------------
PROFESSIONAL SERVICES -- 1.5%
   Jacobs Engineering Group* .........................     92,500     4,505,675
                                                                   ------------
RETAIL -- 7.9%
   CVS ...............................................     65,000     3,352,700
   Home Depot ........................................    235,000     8,311,950
   Limited Brands ....................................    250,000     5,422,500
   Target ............................................    140,000     6,497,400
                                                                   ------------
                                                                     23,584,550
                                                                   ------------
SEMI CONDUCTORS -- 3.3%
   Applied Materials* ................................    650,000     9,665,500
                                                                   ------------
TOYS & GAMES -- 1.9%
   Mattel ............................................    310,000     5,595,500
                                                                   ------------
   TOTAL COMMON STOCK
   (Cost $266,675,498)................................              280,240,989
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         CAMBIAR OPPORTUNITY FUND
                                                        APRIL 30, 2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 6.7%
--------------------------------------------------------------------------------
                                                 SHARES/CONTRACTS     VALUE
                                                 ----------------  ------------

   HighMark Diversified Money Market Fund (A)......... 11,768,061  $ 11,768,061
   HighMark U.S. Government Money Market Fund (B).....  8,193,346     8,193,346
                                                                   ------------
   TOTAL MONEY MARKET FUNDS
   (Cost $19,961,407).................................               19,961,407
                                                                   ------------
--------------------------------------------------------------------------------
OPTIONS -- 0.2%
--------------------------------------------------------------------------------
   Home Depot, January 2006, $25, Call
      (Cost $601,500) ................................        500       515,000
                                                                   ------------
   TOTAL INVESTMENTS -- 101.3%
      (Cost $287,238,405).............................              300,717,396
                                                                   ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.3)%
--------------------------------------------------------------------------------
   Payable for Fund Shares Redeemed...................               (7,276,983)
   Payable for Investment Securities Purchased........               (3,668,358)
   Investment Advisory Fee Payable....................                 (221,926)
   Administration Fee Payable.........................                  (18,674)
   Trustees' Fees Payable.............................                   (5,514)
   Other Assets and Liabilities, Net..................                7,420,547
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES.................               (3,770,908)
                                                                   ------------
TOTAL NET ASSETS -- 100.0% ............................            $296,946,488
                                                                   ============
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
   Paid-in-Capital....................................             $280,325,813
   Accumulated net realized gain on investments.......                3,141,684
   Net unrealized appreciation on investments.........               13,478,991
                                                                   ------------
   TOTAL NET ASSETS ..................................             $296,946,488
                                                                   ============

INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value).......               18,205,905
   Net Asset Value, Offering and Redemption Price Per
       Share .........................................             $      16.31
                                                                   ============

   *  NON-INCOME PRODUCING SECURITY

 (A)  THE YIELD AS OF APRIL 30, 2005 WAS 2.44%

 (B)  THE YIELD AS OF APRIL 30, 2005 WAS 2.35%

 ADR  AMERICAN DEPOSITARY RECEIPT

  CL  CLASS

LTD.  LIMITED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND
                                                           APRIL 30, 2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------
10.9%      Banks
 9.8%      Insurance
 7.9%      Automotive
 7.5%      Retail
 6.9%      Miscellaneous Business Services
 6.6%      Computers & Services
 5.0%      Building & Construction Supplies
 4.9%      Food, Beverage & Tobacco
 4.5%      Chemicals
 4.0%      Semi Conductors
 3.7%      Machinery
 3.7%      Money Market Funds
 3.4%      Advertising
 3.2%      Hotels & Lodging
 2.8%      Telephones & Telecommunications
 2.7%      Aerospace & Defense
 2.7%      Drugs
 2.7%      Wholesale
 2.2%      Printing & Publishing
 1.9%      Petroleum Refining
 1.7%      Medical Products & Services
 1.3%      Financial Services

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - 96.0%
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                        ---------  ------------
BELGIUM -- 5.0%
   Fortis ............................................     30,000  $    828,793
   KBC Groupe ........................................      7,300       577,219
                                                                   ------------
                                                                      1,406,012
                                                                   ------------
BERMUDA -- 4.7%
   Assured Guaranty Ltd. .............................     32,000       609,920
   Catlin Group ......................................    100,000       726,714
                                                                   ------------
                                                                      1,336,634
                                                                   ------------
FRANCE -- 11.1%
   Accor* ............................................     20,000       913,222
   Lafarge ...........................................      9,000       816,207
   Pinault-Printemps-Redoute .........................      6,000       589,063
   Renault ...........................................     10,000       835,248
                                                                   ------------
                                                                      3,153,740
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND
                                                           APRIL 30, 2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                        ---------  ------------
GERMANY -- 13.1%
   Bayerische Motoren Werke ..........................     30,000  $  1,266,427
   Celesio ...........................................      6,000       476,905
   Deutsche Boerse ...................................      5,000       376,959
   Henkel KGaA .......................................      7,000       572,655
   Singulus Technologies* ............................     75,000     1,036,960
                                                                   ------------
                                                                      3,729,906
                                                                   ------------
HONG KONG -- 2.5%
   Lenovo Group ......................................  2,300,000       715,449
                                                                   ------------
IRELAND -- 5.5%
   Bank of Ireland ...................................     60,000       907,542
   Independent News & Media ..........................    200,000       632,568
   Waterford Wedgwood* ...............................    154,260         7,169
                                                                   ------------
                                                                      1,547,279
                                                                   ------------
JAPAN -- 9.4%
   Canon ADR .........................................     18,000       936,720
   Honda Motor ADR ...................................      6,000       144,600
   Sharp .............................................     65,000     1,014,822
   TDK ...............................................      8,000       559,691
                                                                   ------------
                                                                      2,655,833
                                                                   ------------
NETHERLANDS -- 11.4%
   Aegon .............................................     46,619       585,535
   ASM International* ................................     35,000       471,715
   Buhrmann ..........................................     86,442       765,526
   CSM ...............................................     20,000       586,094
   ING Groep .........................................     30,858       840,546
                                                                   ------------
                                                                      3,249,416
                                                                   ------------
SWITZERLAND -- 8.2%
   Clariant* .........................................     45,000       703,096
   Nestle ............................................      3,000       788,777
   Swatch Group, Cl B ................................      6,500       832,122
                                                                   ------------
                                                                      2,323,995
                                                                   ------------
TAIWAN -- 2.3%
   United Microelectronics* ..........................    200,000       650,000
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND
                                                           APRIL 30, 2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                          SHARES       VALUE
                                                        ---------  ------------
UNITED KINGDOM -- 22.8%
   BAE Systems .......................................    156,569  $    763,274
   Boots Group .......................................     50,000       573,445
   BP ADR ............................................      9,000       548,100
   GlaxoSmithKline ADR ...............................     15,000       758,250
   Kingfisher ........................................    151,507       710,383
   Lloyds TSB Group ..................................     91,526       782,251
   Misys .............................................    150,000       578,697
   Vodafone Group ADR ................................     30,000       784,200
   WPP Group .........................................     90,000       973,758
                                                                   ------------
                                                                      6,472,358
                                                                   ------------
   TOTAL FOREIGN COMMON STOCK
      (COST $23,838,576)..............................               27,240,622
                                                                   ------------
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 3.7%
--------------------------------------------------------------------------------
   Union Bank of California, Money Market (A)
      (Cost $1,050,575)...............................  1,050,575     1,050,575
                                                                   ------------
   TOTAL INVESTMENTS -- 99.7%
      (Cost $24,889,151)..............................               28,291,197
                                                                   ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.3 %
--------------------------------------------------------------------------------
   Payable for Investment Securities Purchased........             $   (344,250)
   Investment Advisory Fee Payable....................                  (26,816)
   Payable for Fund Shares Redeemed...................                   (8,756)
   Administration Fee Payable.........................                   (1,923)
   Trustees' Fees Payable.............................                     (944)
   Other Assets and Liabilities, Net..................                  480,132
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES.................                   97,443
                                                                   ------------
   TOTAL NET ASSETS -- 100.0% ........................             $ 28,388,640
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND
                                                           APRIL 30, 2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
                                                                      VALUE
                                                                   ------------
Paid-in-Capital.......................................             $ 23,164,689
Distributions in excess of net investment income......                  (81,542)
Accumulated net realized gain on investments..........                1,903,015
Net unrealized appreciation on investments............                3,402,046
Net unrealized appreciation on foreign currencies and
 translation of other assets and liabilities
 denominated in foreign currencies ...................                      432
                                                                   ------------
TOTAL NET ASSETS .....................................             $ 28,388,640
                                                                   ============
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value).......                1,280,710
Net Asset Value, Offering and Redemption Price Per
      Share...........................................                   $22.17
                                                                         ======

   *  NON-INCOME PRODUCING SECURITY

 (A)  THE YIELD AS OF APRIL 30, 2005 WAS 2.20%

 ADR  AMERICAN DEPOSITARY RECEIPT

  CL  CLASS

LTD.  LIMITED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                       APRIL 30, 2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SECTOR WEIGHTINGS (UNAUDITED)+
--------------------------------------------------------------------------------
12.6%  Retail
10.2%  Technology
 7.7%  Semi Conductors
 5.9%  Petroleum & Fuel Products
 5.7%  Chemicals
 5.7%  Consumer Discretionary
 5.4%  Medical Products & Services
 4.3%  Insurance
 4.2%  Banks
 4.1%  Food, Beverage & Tobacco
 3.8%  Finance
 3.8%  Money Market Funds
 3.5%  Machinery
 2.9%  Broadcasting, Newspapers & Advertising
 2.7%  Computer Software
 2.2%  Personal Credit Institutions
 2.1%  Aerospace/Defense Equipment
 2.1%  Trucking
 2.0%  Pharmaceuticals
 1.8%  Apparel/Textiles
 1.7%  Entertainment
 1.6%  Consumer Staples
 1.5%  Industrial
 1.4%  Telephones & Telecommunications
 1.1%  Building & Construction Supplies

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.
--------------------------------------------------------------------------------
COMMON STOCK - 93.2%
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                        ---------  ------------
AEROSPACE/DEFENSE EQUIPMENT -- 2.0%
   Alliant Techsystems* ..............................        650  $     44,967
                                                                   ------------
APPAREL/TEXTILES -- 1.7%
   Kellwood ..........................................      1,500        38,310
                                                                   ------------
BANKS -- 4.1%
   NewAlliance Bancshares ............................      3,420        44,802
   Pacific Capital Bancorp ...........................      1,600        46,128
                                                                   ------------
                                                                         90,930
                                                                   ------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.8%
   Polycom* ..........................................      2,600        39,676
   Westwood One* .....................................      1,200        21,960
                                                                   ------------
                                                                         61,636
                                                                   ------------
BUILDING & CONSTRUCTION SUPPLIES -- 1.1%
   York International ................................        600        23,478
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                       APRIL 30, 2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                        ---------  ------------
CHEMICALS -- 5.6%
   Great Lakes Chemical ..............................      1,400  $     43,456
   Lubrizol ..........................................      1,100        42,647
   Valspar ...........................................        900        37,197
                                                                   ------------
                                                                        123,300
                                                                   ------------
COMPUTER SOFTWARE -- 2.6%
   Activision* .......................................          1            15
   JDA Software Group* ...............................      3,700        37,888
   THQ* ..............................................        800        20,176
                                                                   ------------
                                                                         58,079
                                                                   ------------
CONSUMER DISCRETIONARY -- 5.5%
   Herbalife Ltd.* ...................................      2,700        40,770
   Ruby Tuesday ......................................      1,600        36,000
   Tempur-Pedic International* .......................      2,400        45,816
                                                                   ------------
                                                                        122,586
                                                                   ------------
CONSUMER STAPLES -- 1.6%
   Church & Dwight ...................................        960        34,579
                                                                   ------------
ENTERTAINMENT -- 1.6%
   Regal Entertainment Group, Cl A ...................      1,800        36,522
                                                                   ------------
FINANCE -- 3.6%
   Alliance Capital Management Holding ...............      1,000        44,940
   Saxon Capital .....................................      2,100        36,120
                                                                   ------------
                                                                         81,060
                                                                   ------------
FOOD, BEVERAGE & TOBACCO -- 4.0%
   Del Monte Foods* ..................................      3,600        37,548
   Hain Celestial Group* .............................      2,900        51,475
                                                                   ------------
                                                                         89,023
                                                                   ------------
INDUSTRIAL -- 1.4%
   Nordson ...........................................      1,000        32,220
                                                                   ------------
INSURANCE -- 4.2%
   Aspen Insurance Holdings Ltd. .....................      1,700        46,410
   Max Re Capital Ltd. ...............................      2,100        46,095
                                                                   ------------
                                                                         92,505
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                       APRIL 30, 2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                        ---------  ------------
MACHINERY -- 3.3%
   Crane .............................................      1,300  $     33,280
   Kennametal ........................................        900        40,770
                                                                   ------------
                                                                         74,050
                                                                   ------------
MEDICAL PRODUCTS & SERVICES -- 5.2%
   Community Health Systems* .........................      1,300        47,385
   Health Net* .......................................      1,100        37,433
   Triad Hospitals* ..................................        600        30,750
                                                                   ------------
                                                                        115,568
                                                                   ------------
PERSONAL CREDIT INSTITUTIONS -- 2.1%
   Collegiate Funding Services* ......................      3,000        46,470
                                                                   ------------
PETROLEUM & FUEL PRODUCTS -- 5.7%
   Oil States International* .........................      2,100        42,651
   Patterson-UTI Energy ..............................      1,900        45,543
   Tetra Technologies* ...............................      1,400        37,842
                                                                   ------------
                                                                        126,036
                                                                   ------------
PHARMACEUTICALS -- 2.0%
   Cephalon* .........................................      1,000        43,900
                                                                   ------------
RETAIL -- 12.2%
   AnnTaylor Stores* .................................      1,800        44,082
   Cost Plus* ........................................      1,700        39,423
   New York* .........................................      2,300        44,114
   Reebok International Ltd. .........................        800        32,488
   Saks ..............................................      2,000        34,080
   Talbots ...........................................      1,400        35,770
   Zale* .............................................      1,500        40,545
                                                                   ------------
                                                                        270,502
                                                                   ------------
SEMI CONDUCTORS -- 7.5%
   Anadigics* ........................................     27,000        38,880
   Credence Systems* .................................      4,500        28,305
   Cymer* ............................................      1,200        29,748
   Intersil, Cl A ....................................      2,200        38,412
   MEMC Electronic Materials* ........................      2,600        30,498
                                                                   ------------
                                                                        165,843
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                       APRIL 30, 2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                        ---------  ------------
TECHNOLOGY -- 9.9%
   Imation ...........................................      1,200  $     41,844
   Maxtor* ...........................................     10,000        48,500
   NDS Group ADR* ....................................      1,200        37,524
   RealNetworks* .....................................      6,000        36,960
   WebMD* ............................................      5,700        54,150
                                                                   ------------
                                                                        218,978
                                                                   ------------
TELEPHONES & TELECOMMUNICATIONS -- 1.4%
   Adtran ............................................      1,500        31,095
                                                                   ------------
TRUCKING -- 2.1%
   Wabash National ...................................      1,800        45,900
                                                                   ------------
      TOTAL COMMON STOCK
        (Cost $1,970,116).............................                2,067,537
                                                                   ------------
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 3.6%
--------------------------------------------------------------------------------
   HighMark Diversified Money Market Fund (A).........      3,928         3,928
   Union Bank of California, Money Market (B).........     76,729        76,729
                                                                   ------------
   TOTAL MONEY MARKET FUNDS
      (Cost $80,657)..................................                   80,657
                                                                   ------------
   TOTAL INVESTMENTS -- 96.8%
      (Cost $2,050,773)...............................                2,148,194
                                                                   ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 3.2%
--------------------------------------------------------------------------------
   Reimbursement Receivable from Investment Advisor...                   11,739
   Administration Fee Payable.........................                     (145)
   Trustees' Fees Payable.............................                     (118)
   Other Assets and Liabilities.......................                   59,844
                                                                   ------------
       TOTAL OTHER ASSETS AND LIABILITIES.............                   71,320
                                                                   ------------
       TOTAL NET ASSETS -- 100.0% .....................            $  2,219,514
                                                                   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        CAMBIAR CONQUISTADOR FUND
                                                       APRIL 30, 2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
                                                                      VALUE
                                                                   ------------

   Paid-in-Capital....................................             $  2,024,214
   Distribution in excess of net investment income....                  (13,808)
   Accumulated net realized gain on investments.......                  111,687
   Net unrealized appreciation on investments.........                   97,421
                                                                   ------------
   TOTAL NET ASSETS ..................................             $  2,219,514
                                                                   ============

INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value).......                  199,446
   Net Asset Value, Offering and Redemption Price Per
      Share ..........................................                   $11.13
                                                                         ======

   *  NON-INCOME PRODUCING SECURITY

 (A)  THE YIELD AS OF APRIL 30, 2005 WAS 2.44%

 (B)  THE YIELD AS OF APRIL 30, 2005 WAS 2.20%

 ADR  AMERICAN DEPOSITARY RECEIPT

  CL  CLASS

LTD.  LIMITED

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               CAMBIAR FUNDS
                                                              FOR THE YEAR ENDED
                                                              APRIL 30, 2005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                          INTERNATIONAL
                                                          OPPORTUNITY        EQUITY       CONQUISTADOR
                                                             FUND             FUND            FUND*
                                                         -------------    -------------   -------------
INVESTMENT INCOME
Dividends ...........................................    $   2,966,302    $     636,066   $      15,873
Less: Foreign Taxes Withheld ........................          (44,724)         (54,838)             --
                                                         -------------    -------------   -------------
   TOTAL INVESTMENT INCOME ..........................        2,921,578          581,228          15,873
                                                         -------------    -------------   -------------
EXPENSES
Investment Advisory Fees.............................        1,627,382          293,611          14,996
Shareholder Servicing Fees...........................          486,500              685             131
Administration Fees..................................          198,501           35,496           1,417
Trustees' Fees.......................................           15,392            2,200             221
Transfer Agent Fees..................................          114,569           32,771          16,916
Legal Fees...........................................           80,051           12,798             571
Printing Fees........................................           53,025            4,997             521
Registration & Filing Fees...........................           43,192           19,095           2,327
Audit Fees...........................................           17,958           15,002          15,446
Custodian Fees.......................................           12,243           16,900             753
Offering Costs.......................................               --               --          31,311
Other Expenses.......................................           15,064            7,295             888
                                                         -------------    -------------   -------------
   TOTAL EXPENSES ...................................        2,663,877          440,850          85,498
Less:
  Investment Advisory Fees Waived....................         (213,087)              --         (14,996)
  Investment Advisory Fees Reimbursed ...............               --               --         (46,350)
  Fees Paid Indirectly -- See Note 4 in
   Notes to Financial Statements ....................           (9,775)            (174)            (21)
                                                         -------------    -------------   -------------
   NET EXPENSES .....................................        2,441,015          440,676          24,131
                                                         -------------    -------------   -------------
NET INVESTMENT INCOME (LOSS) ........................          480,563          140,552          (8,258)
                                                         -------------    -------------   -------------
NET REALIZED GAIN ON INVESTMENTS ....................        3,877,761        2,459,903         119,763
NET REALIZED LOSS ON FOREIGN CURRENCY
   TRANSACTIONS .....................................               --         (146,411)             --
NET CHANGE IN UNREALIZED APPRECIATION/
   (DEPRECIATION) ON INVESTMENTS ....................        6,595,016         (210,242)         97,421
NET CHANGE IN UNREALIZED DEPRECIATION ON
   FOREIGN CURRENCIES AND TRANSLATION OF
   OTHER ASSETS AND LIABILITIES DENOMINATED IN
   FOREIGN CURRENCIES ...............................               --           (3,683)             --
                                                         -------------    -------------   -------------
NET GAIN ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS ............................       10,472,777        2,099,567         217,184
                                                         -------------    -------------   -------------
 NET INCREASE IN NET ASSETS FROM OPERATIONS              $  10,953,340    $   2,240,119   $     208,926
                                                         =============    =============   =============

*     COMMENCED OPERATIONS ON AUGUST 31, 2004.

AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CAMBIAR OPPORTUNITY
                                                             FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         YEAR           YEAR
                                                                        ENDED          ENDED
                                                                       APRIL 30,      APRIL 30,
                                                                         2005           2004
                                                                     ------------   -------------
OPERATIONS:
   Net Investment Income .........................................   $    480,563   $     221,021
   Net Realized Gain on Investments ..............................      3,877,761       2,961,344
   Net Change in Unrealized Appreciation on Investments ..........      6,595,016       8,185,428
                                                                     ------------   -------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ............................................     10,953,340      11,367,793
                                                                     ------------   -------------
DIVIDENDS:
   Net Investment Income .........................................       (587,460)       (237,630)
                                                                     ------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................................    223,337,234      73,302,293
   Reinvestment of Dividends......................................        575,224         231,998
   Redeemed ......................................................    (34,875,010)    (10,743,348)
                                                                     ------------   -------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ....    189,037,448      62,790,943
                                                                     ------------   -------------
   TOTAL INCREASE IN NET ASSETS ..................................    199,403,328      73,921,106

NET ASSETS:
   Beginning of period ...........................................     97,543,160      23,622,054
                                                                     ------------   -------------
   End of period (including undistributed net investment income of
      $0 and $21,902, respectively) ..............................   $296,946,488   $  97,543,160
                                                                     ============   =============

SHARE TRANSACTIONS:
   Issued ........................................................     13,844,171       5,116,639
   Reinvestment of Dividends......................................         34,908          17,967
   Redeemed ......................................................     (2,216,126)       (746,957)
                                                                     ------------   -------------
   NET INCREASE IN SHARES OUTSTANDING ............................     11,662,953       4,387,649
                                                                     ============   =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         YEAR           YEAR
                                                                         ENDED          ENDED
                                                                       APRIL 30,      APRIL 30,
                                                                         2005           2004
                                                                     ------------   -------------
OPERATIONS:
   Net Investment Income .........................................   $    140,552   $     134,118
   Net Realized Gain on Investments ..............................      2,459,903       1,727,508
   Net Realized Loss on Foreign Currency Transactions ............       (146,411)       (111,643)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ..............................       (210,242)      5,496,722
   Net Change in Unrealized Appreciation (Depreciation) on
      Foreign Currencies and Translation of Other Assets and
      Liabilities Denominated in Foreign Currencies ..............         (3,683)            923
                                                                     ------------   -------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ............................................      2,240,119       7,247,628
                                                                     ------------   -------------
DIVIDENDS:
   Net Investment Income .........................................        (26,466)       (114,380)
                                                                     ------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................................      4,025,574       1,998,906
   Reinvestment of Dividends .....................................         26,329         113,661
   Redemption Fees -- Note 2 .....................................             --             185
   Redeemed ......................................................       (372,863)       (610,201)
                                                                     ------------   -------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ....      3,679,040       1,502,551
                                                                     ------------   -------------
      TOTAL INCREASE IN NET ASSETS ...............................      5,892,693       8,635,799

NET ASSETS:
   Beginning of period ...........................................     22,495,947      13,860,148
                                                                     ------------   -------------
   End of period (including distributions in excess of net
      investment income) of $(81,542) and $(49,216), respectively)   $ 28,388,640   $  22,495,947
                                                                     ============   =============
SHARE TRANSACTIONS:
   Issued ........................................................        195,087         101,665
   Reinvestment of Dividends .....................................          1,150           5,908
   Redeemed ......................................................        (16,898)        (31,438)
                                                                     ------------   -------------
   NET INCREASE IN SHARES OUTSTANDING ............................        179,339          76,135
                                                                     ============   =============

AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                CAMBIAR
                                                               CONQUISTADOR FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      AUGUST 31,
                                                                       2004* TO
                                                                       APRIL 30,
                                                                         2005
                                                                     -----------
OPERATIONS:
   Net Investment Loss............................................   $     (8,258)
   Net Realized Gain on Investments...............................        119,763
   Net Change in Unrealized Appreciation on Investments...........         97,421
                                                                     ------------
   Net Increase in Net Assets Resulting from Operations...........        208,926
                                                                     ------------
DIVIDENDS:
   Net Investment Income .........................................         (5,550)
   Capital Gains..................................................         (8,076)
                                                                     ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS..............................       (13,626)
                                                                     ------------
CAPITAL SHARE TRANSACTIONS:
   Issued.........................................................      2,013,924
   Reinvestment of Dividends......................................         13,625
   Redeemed.......................................................         (3,335)
                                                                     ------------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS...................      2,024,214
                                                                     ------------
   TOTAL INCREASE IN NET ASSETS...................................      2,219,514

NET ASSETS:
   Beginning of period............................................             --
                                                                     ------------
   End of Period (including distributions in excess of net
     investment income of $(13,808)) .............................   $  2,219,514
                                                                     ============

SHARE TRANSACTIONS:
   Issued.........................................................        198,528
   Reinvestment of Dividends......................................          1,213
   Redeemed.......................................................          (295)
                                                                     ------------
   NET INCREASE IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS......................................        199,446
                                                                     ============

* COMMENCEMENT OF OPERATIONS

AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CAMBIAR OPPORTUNITY
                                                             FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   YEAR ENDED APRIL 30,
                                       ----------------------------------------------------------------------------
                                          2005               2004            2003(1)         2002            2001
                                       -----------        -----------      -----------    -----------     ---------
Net Asset Value, Beginning
   of Period .......................   $     14.91        $     10.96      $     12.84    $     13.29     $   14.13
Income (Loss) from Operations:
Net Investment Income ..............          0.05(2)            0.06(2)          0.06           0.01          0.11
Net Realized and Unrealized
   Gain (Loss) .....................          1.41(2)            3.97(2)         (1.90)         (0.45)         1.93
                                       -----------        -----------      -----------    -----------     ---------
Total from Operations ..............          1.46               4.03            (1.84)         (0.44)         2.04
                                       -----------        -----------      -----------    -----------     ---------
Dividends and Distributions:
Net Investment Income ..............         (0.06)             (0.08)           (0.04)         (0.01)        (0.08)
Net Realized Gain ..................            --                 --               --          (0.00)++      (2.71)
Return of Capital ..................            --                 --               --          (0.00)++      (0.09)
                                       -----------        -----------      -----------    -----------     ---------
Total Dividends and Distributions ..         (0.06)             (0.08)           (0.04)         (0.01)        (2.88)
                                       -----------        -----------      -----------    -----------     ---------
Net Asset Value, End of Period .....   $     16.31        $     14.91      $     10.96    $     12.84     $   13.29
                                       ===========        ===========      ===========    ===========     =========
TOTAL RETURN+ ......................          9.78%             36.93%          (14.31)%        (3.32)%       15.63%
                                       ===========        ===========      ===========    ===========     =========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .....................   $   296,946        $    97,543      $    23,622    $    38,627     $   6,011
Ratio of Expenses to
   Average Net Assets (Excluding
   Waivers and Fees Paid Indirectly)          1.64%              2.01%            2.13%          2.12%         3.91%
Ratio of Expenses to
   Average Net Assets ..............          1.51%(3)           1.37%            1.30%          1.30%         1.30%
Ratio of Net Investment
   Income to
   Average Net Assets ..............          0.30%              0.46%            0.49%          0.06%         0.49%
Portfolio Turnover Rate ............            43%                45%             118%            47%           96%

+ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES._

++    AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND CAMBIAR OPPORTUNITY FUND ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM CAMBIAR OPPORTUNITY PORTFOLIO, A SERIES OF UAM FUNDS TRUST. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND CAMBIAR OPPORTUNITY FUND PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM CAMBIAR OPPORTUNITY PORTFOLIO. SEE
      NOTE 1 IN NOTES TO FINANCIAL STATEMENTS.

(2)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.50%.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            CAMBIAR INTERNATIONAL
                                                           EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     YEAR              YEAR          SEPTEMBER 9,
                                                    ENDED             ENDED            2002* TO
                                                  APRIL 30,         APRIL 30,         APRIL 30,
                                                     2005              2004              2003
                                                  ----------        ----------       ------------
Net Asset Value, Beginning of Period ..........   $    20.43        $    13.52       $      14.55
Income (Loss) from Operations:
Net Investment Income .........................         0.11(1)           0.13(1)            0.09
Net Realized and Unrealized Gain (Loss) .......         1.65(1)           6.89(1)           (1.12)
                                                  ----------        ----------       ------------
Total from Operations .........................         1.76              7.02              (1.03)
                                                  ----------        ----------       ------------
Redemption Fees ...............................           --             (0.00)(2)             --
                                                  ----------        ----------       ------------
Dividends:
Dividends from net investment income ..........        (0.02)            (0.11)                --
                                                  ----------        ----------       ------------
Total Dividends ...............................        (0.02)            (0.11)                --
                                                  ----------        ----------       ------------
Net Asset Value, End of Period ................   $    22.17        $    20.43       $      13.52
                                                  ==========        ==========       ============
TOTAL RETURN+ .................................         8.62%            51.97%++           (7.08)%***++
                                                  ==========        ==========       ============
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .........   $   28,388        $   22,496       $     13,860
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Fees Paid Indirectly)         1.63%             2.05%              3.02%**
Ratio of Expenses to Average Net Assets .......         1.63%(3)          1.75%              1.75%**
Ratio of Net Investment Income to
   Average Net Assets .........................         0.52%             0.70%              1.07%**
Portfolio Turnover Rate .......................           63%               76%                95%***

*     COMMENCEMENT OF OPERATIONS

**    ANNUALIZED

*** TOTAL RETURN AND PORTFOLIO TURNOVER ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

+ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD.

(1)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

(2)   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD NOT SIGNIFICANTLY DIFFER.

AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                CAMBIAR
                                                               CONQUISTADOR FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                          AUGUST 31,
                                                                           2004* TO
                                                                           APRIL 30,
                                                                             2005
                                                                          ---------
Net Asset Value, Beginning of Period ..................................   $   10.00
Income from Operations:
Net Investment Loss ...................................................       (0.05)(1)
Net Realized and Unrealized Gain ......................................        1.26(1)
                                                                          ---------
Total from Operations .................................................        1.21
                                                                          ---------
Dividends and Distributions:
Net Investment Income .................................................       (0.03)
Net Realized Gain .....................................................       (0.05)
                                                                          ---------
Total Dividends and Distributions .....................................       (0.08)
                                                                          ---------
Net Asset Value, End of Period ........................................   $   11.13
                                                                          =========
TOTAL RETURN+ .........................................................       12.09%***
                                                                          =========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .................................   $   2,220
Ratio of Expenses to Average Net Assets
   (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)        6.55%**
Ratio of Expenses to Average Net Assets ...............................        1.85%**(2)
Ratio of Net Investment Loss to
   Average Net Assets .................................................       (0.63)%**
Portfolio Turnover Rate ...............................................          36%***

  *   COMMENCEMENT OF OPERATIONS

 **   ANNUALIZED

*** TOTAL RETURN AND PORTFOLIO TURNOVER ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)   PER SHARE DATA CALCULATED USING THE AVERAGE SHARES METHOD.

(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD NOT SIGNIFICANTLY DIFFER.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the Cambiar Opportunity Fund, Cambiar International Equity Fund and Cambiar Conquistador Fund (collectively the "Funds", individually the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

On June 7, 2002, the shareholders of the UAM Cambiar Opportunity Portfolio (the "UAM Portfolio"), a series of the UAM Funds Trust (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund Cambiar Opportunity Fund (the "Reorganization"). The Reorganization took place on June 24, 2002.

On September 9, 2002, shareholders of the Cambiar International Equity Trust, a Delaware business trust, received shares of the The Advisors' Inner Circle Fund Cambiar International Equity Fund, an open-end management investment company, in a tax-free exchange for their shares of the Cambiar International Equity Trust, through a transfer of all assets to The Advisors' Inner Circle Fund Cambiar International Equity Fund.

On August 31, 2004, the Cambiar Conquistador Fund commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      The Cambiar International Equity Fund uses FT Interactive ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
      also established a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Cambiar International Equity Fund values the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Cambiar International Equity Fund's administrator and requests that a meeting of the Committee be held.

      Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser if the Fund is holding the relevant security that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee Meeting should be called based on the information provided.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

      FOREIGN CURRENCY TRANSLATION -- The books and records of the Cambiar International Equity Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Cambiar International Equity Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Cambiar International Equity Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      OPTIONS -- Certain funds are authorized to purchase put and call options. The risk in purchasing an option is that the funds pay a premium whether or not the option is exercised. The funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

      EXPENSES -- Expenses of the Trust that can be directly attributed to a particular fund are borne by that fund. Expenses which cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
      OFFERING COSTS -- The Cambiar Conquistador Fund's offering costs, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, are being amortized over a twelve-month period from inception. As of April 30, 2005, $15,915 remained to be amortized.

      REDEMPTION FEES -- The Cambiar International Equity Fund and Cambiar Conquistador Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the year ended April 30, 2005, the Funds had no redemption fees retained.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, AND TRANSFER AGENT
   AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $225,000 or 0.08% of the first $500 million, 0.06% of the next $500 million, 0.045% of the next $2 billion and 0.035% of any amount above $3 billion of the Funds' average daily net assets. For the year ended April 30, 2005 the Cambiar Opportunity Fund, Cambiar International Equity Fund, and Cambiar Conquistador Fund paid the Administrator 0.12%, 0.13% and 0.11%, respectively, of each Fund's average daily net assets.

Prior to September 1, 2004, the Funds and the Administrator were parties to an Administrator Agreement, under which the Administrator provided management and administrative services for an annual fee equal to the higher of $250,000 for two funds, or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Cambiar Investors, LLC ("the Adviser").

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Funds earned cash management credits which are used to offset transfer agent expenses. During the period, the Cambiar Opportunity, Cambiar International Equity and the Cambiar Conquistador Funds earned credits of $9,775, $174 and $21 respectively, which were used to offset transfer agent expenses. The effect on the Funds' expense ratios as a percentage of the Funds' net assets for the year ended April 30, 2005, was 0.01%, 0.00%, and 0.00%, respectively.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Cambiar Opportunity, Cambiar International Equity and the Cambiar Conquistador Funds at a fee calculated at an annual rate of 1.00%, 1.10% and 1.15%, respectively, of each Fund's average daily net assets. Prior to June 14, 2004, the Adviser provided investment advisory services to the Cambiar International Equity Fund at a fee calculated at an annual rate of 1.00% of the Fund's average daily net assets. The Adviser voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Cambiar Opportunity, the Cambiar International Equity and the Cambiar Conquistador Funds' total annual operating expenses from exceeding 1.50%, 1.85% and 1.85% of each Fund's average daily net assets, respectively. Prior to June 14, 2004, the Adviser voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Cambiar International Equity Fund's total annual operating expenses from exceeding 1.75%. See Note 10.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

6. INVESTMENT TRANSACTIONS:

For the year ended April 30, 2005, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

                                                PURCHASES        SALES
                                               ------------   -----------
     Opportunity Fund.......................   $246,610,984   $66,427,109
     International Equity Fund..............     19,011,983    16,079,551
     Conquistador Fund......................      2,454,662       604,309

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
There were no purchases or sales of long-term U.S. Government Securities for any of the Funds.

7. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Cambiar International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Cambiar International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Accordingly,   the  following  reclassifications  have  been  made  to/from  the following accounts:

                                                                 ACCUMULATED
                                           NET INVESTMENT       NET REALIZED
                                               INCOME               LOSS
                                           --------------       ------------
Cambiar Opportunity Fund                    $  84,995           $ (84,995)
Cambiar International Equity Fund            (146,412)            146,412

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                  ORDINARY       LONG-TERM
                                   INCOME      CAPITAL GAIN     TOTAL
                                 ---------    -------------  -----------
Opportunity Fund
  2005                            $502,466        $84,994     $587,460
  2004                             237,630             --      237,630

International Equity Fund
  2005                              26,466             --       26,466
  2004                             114,380             --      114,380

Conquistador Fund
  2005                              13,626             --       13,626

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
As of April 30, 2005 the components of Distributable Earnings were as follows:


                                    CAMBIAR       CAMBIAR       CAMBIAR
                                  OPPORTUNITY  INTERNATIONAL  CONQUISTADOR
                                     FUND       EQUITY FUND       FUND
                                  -----------  ------------   ------------
Undistributed Ordinary Income     $        --  $     49,312   $    122,892
Undistributed Long-Term
   Capital Gain                     3,513,707     1,903,014             --
Capital Loss Carryforwards                 --            --             --
Post October Currency Losses               --      (120,573)            --
Unrealized Appreciation            13,106,968     3,402,478         97,421
Other Temporary Differences                --       (10,280)       (25,013)
                                  -----------  ------------   ------------
Total Distributable Earnings      $16,620,675  $  5,223,951   $    195,300
                                  ===========  ============   ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future net realized gains. As of April 30, 2005, the Funds had no capital loss carryforwards.

For the year ended April 30, 2005, the Cambiar Opportunity Fund and Cambiar International Equity Fund utilized $516,521 and $556,890 of capital loss carryforwards, respectively.

Post-October currency losses represent losses realized on investment transactions from November 1, 2004 through April 30, 2005 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

For Federal income tax purposes, the cost of securities owned at April 30, 2005, and the net realized gains or losses on securities sold for the period were the same as amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2005, were as follows:

                      FEDERAL      APPRECIATED   DEPRECIATED   NET UNREALIZED
                     TAX COST      SECURITIES    SECURITIES     APPRECIATION
                   ------------    -----------   -----------   --------------
Opportunity
  Fund             $287,610,428    $22,700,559   $(9,593,591)     $13,106,968

International
  Equity Fund        24,889,151      4,126,040      (723,994)       3,402,046

Conquistador
  Fund                2,050,773        192,551       (95,130)          97,421

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
8. RISKS:

At April 30, 2005, the net assets of the Cambiar International Equity Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

9. OTHER:

At April 30, 2005, 60% of total shares outstanding were held by one record shareholder in the Cambiar Opportunity Fund, 17% of total shares outstanding were held by one record shareholder in the Cambiar International Equity Fund and 86% of total shares outstanding were held by two record shareholders in the Cambiar Conquistador Fund.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

An officer of the Adviser owns 10% of the Cambiar Conquistador Fund at April 30, 2005.

10. EXPENSE LIMITATION CHANGE:

Effective May, 1, 2005, the Adviser voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Cambiar Opportunity Fund's total annual operating expenses from exceeding 1.20% of the Fund's average daily net assets.

THE ADVISORS' INNER CIRCLE FUND                                          CAMBIAR
                                                                         FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Cambiar Opportunity Fund
Cambiar International Equity Fund
Cambiar Conquistador Fund

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cambiar Opportunity Fund, Cambiar International Equity Fund and Cambiar Conquistador Fund (three of the funds constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at April 30, 2005, the results of each of their operations and the changes in each of their net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 24, 2005

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                          TERM OF                                    IN THE ADVISORS'
                         POSITION(S)     OFFICE AND                                 INNER CIRCLE FUND
 NAME, ADDRESS,          HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
   AGE(1)                THE TRUST     TIME SERVED(2)      DURING PAST 5 YEARS            MEMBER           HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
 INTERESTED
 BOARD MEMBERS
 ROBERT A. NESHER          Chairman    (Since 1991)    Currently performs various         38           Trustee of The Advisors'
 58 yrs. old             of the Board                  services on behalf of SEI                       Inner Circle Fund II, Bishop
                         of Trustees                   Investments for which Mr.                       Street Funds, The MDL Funds,
                                                       Nesher is compensated.                          SEI Asset Allocation Trust,
                                                       Executive Vice President of                     SEI Daily Income Trust, SEI
                                                       SEI Investments, 1986-1994.                     Index Funds. SEI
                                                       Director and Executive Vice                     Institutional International
                                                       President of the                                Trust, SEI Institutional
                                                       Administrator and the                           Investments Trust, SEI
                                                       Distributor, 1981-1994.                         Institutional Managed Trust,
                                                                                                       SEI Liquid Asset Trust, SEI
                                                                                                       Tax Exempt Trust, SEI
                                                                                                       Opportunity Master Fund,
                                                                                                       L.P., SEI Opportunity Fund,
                                                                                                       L.P., SEI Absolute Return
                                                                                                       Master Fund, L.P., SEI
                                                                                                       Absolute Return Fund, L.P.,
                                                                                                       SEI Global Master Fund, PLC,
                                                                                                       SEI Global Assets Fund, PLC,
                                                                                                       SEI Global Investments Fund,
                                                                                                       PLC, SEI Investments Global,
                                                                                                       Limited, SEI Investments
                                                                                                       Global Fund Services
                                                                                                       Limited, SEI Investments
                                                                                                       (Europe) Ltd., SEI
                                                                                                       Investments-Unit Trus
                                                                                                       Management (UK) Limited, and
                                                                                                       SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
 WILLIAM M. DORAN          Trustee     (Since 1992)    Self Employed Consultant           38           Director of SEI Investments
 1701 Market Street,                                   since 2003. Partner, Morgan,                    Company and SEI Investments
 Philadelphia, PA 19103                                Lewis & Bockius LLP (law                        Distribution Co., SEI
 65 yrs. old                                           firm) from 1976-2003,                           Investments-Global Fund
                                                       counsel to the Trust, SEI                       Services, Limited, SEI
                                                       Investments, the                                Investments Global Limited,
                                                       Administrator and the                           SEI Investments (Europe),
                                                       Distributor. Director of SEI                    Limited, SEI Investments
                                                       Investments since 1974;                         (Asia) Limited, SEI Asset
                                                       Secretary of SEI Investments                    Korea Co., Ltd. Trustee of
                                                       since 1978.                                     The Advisors' Inner Circle
                                                                                                       Fund II, SEI Investments,
                                                                                                       The MDL Funds, SEI Asset
                                                                                                       Allocation Trust, SEI Daily
                                                                                                       Income Trust, SEI Index
                                                                                                       Funds, SEI Institutional
                                                                                                       International Trust, SEI
                                                                                                       Institutional Investments
                                                                                                       Trust, SEI Institutional
                                                                                                       Managed Trust, SEI Liquid
                                                                                                       Asset Trust and SEI Tax
                                                                                                       Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


                                      38-39

THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                          TERM OF                                    IN THE ADVISORS'
                         POSITION(S)     OFFICE AND                                 INNER CIRCLE FUND
 NAME, ADDRESS,          HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
   AGE(1)                THE TRUST     TIME SERVED(2)      DURING PAST 5 YEARS            MEMBER           HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT
 BOARD MEMBERS
 JOHN T. COONEY          Trustee       (Since 1993)    Vice Chairman of Ameritrust         38          Trustee of The Advisors'
 78 yrs. old                                           Texas N.A., 1989-1992, and                      Inner Circle Fund II and The
                                                       MTrust Corp., 1985-1989.                        MDL Funds.
------------------------------------------------------------------------------------------------------------------------------------
 EUGENE B. PETERS        Trustee       (Since 1993)    Private investor from 1987          38          Trustee of The Advisors'
 75 yrs. old                                           to present. Vice President                      Inner Circle Fund and The
                                                       and Chief Financial officer,                    MDL Funds.
                                                       Western Company of North
                                                       America (petroleum service
                                                       company), 1980-1986.
                                                       President of Gene Peters and
                                                       Associates (import company),
                                                       1978-1980. President and
                                                       Chief  Executive Officer of
                                                       Jos. Schlitz Brewing
                                                       Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
 JAMES M. STOREY         Trustee       (Since 1994)    Attorney, Solo Practitioner         38          Trustee of The Advisors'
 74 yrs. old                                           since 1994. Partner,                            Inner  Circle Fund II, The
                                                       Dechert, September 1987-                        MDL Funds, SEI Asset
                                                       December 1993.                                  Allocation Trust, SEI Daily
                                                                                                       Income Trust, SEI Index
                                                                                                       Funds, SEI Institutional
                                                                                                       International Trust, SEI
                                                                                                       Institutional Investments
                                                                                                       Trust, SEI Institutional
                                                                                                       Managed Trust, SEI Liquid
                                                                                                       Asset Trust and SEI Tax
                                                                                                       Exempt Trust, and the U.S.
                                                                                                       Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


                                      40-41

THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                          TERM OF                                    IN THE ADVISORS'
                         POSITION(S)     OFFICE AND                                 INNER CIRCLE FUND
 NAME, ADDRESS,          HELD WITH       LENGTH OF       PRINCIPAL OCCUPATION(S)    OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
   AGE(1)                THE TRUST     TIME SERVED(2)      DURING PAST 5 YEARS            MEMBER           HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT
 BOARD MEMBERS (CONTINUED)
 GEORGE J. SULLIVAN, JR. Trustee       (Since 1999)    Chief Executive Officer,            38          Trustee, State Street
 62 yrs. old                                           Newfound Consultants, Inc.                      Navigator Securities Lending
                                                       since April 1997. General                       Trust, since 1995. Trustee
                                                       Partner, Teton Partners,                        of The Fulcrum Trust.
                                                       L.P., June 1991-December                        Trustee of the Advisors'
                                                       1996; Chief Financial                           Inner Circle Fund II, The
                                                       Officer, Nobel Partners,                        MDL Funds, SEI Asset
                                                       L.P., March 1991-December                       Allocation Trust, SEI Daily
                                                       1996; Treasurer and Clerk,                      Income Trust, SEI Index
                                                       Peak Asset Management. Inc.,                    Funds, SEI Institutional
                                                       since 1991.                                     International Trust, SEI
                                                                                                       Institutional Investments
                                                                                                       Trust, SEI Institutional
                                                                                                       Managed Trust, SEI Liquid
                                                                                                       Asset Trust, SEI Tax Exempt
                                                                                                       Trust, SEI Opportunity
                                                                                                       Master Fund, L.P., SEI
                                                                                                       Absolute Return Fund, L.P.
                                                                                                       and SEI Opportunity Fund,
                                                                                                       L.P.
------------------------------------------------------------------------------------------------------------------------------------
 BETTY L. KRIKORIAN      Trustee       (Since 2005)    Self-Employed Legal and             38          Trustee of The Advisors'
 62 yrs. old                                           Financial Services                              Inner Circle Fund II and The
                                                       Consultant since 2003.                          MDL Funds.
                                                       State Street Bank Global
                                                       Securities and Cash
                                                       Operations from 1995 to
                                                       2003.
------------------------------------------------------------------------------------------------------------------------------------
 CHARLES E. CARLBOM      Trustee       (Since 2005)    Self-Employed Business              38          Director, Crown Pacific,
 70 yrs. old                                           Consultant, Business Project                    Inc. Trustee of The
                                                       Inc. since 1997. CEO and                        Advisors' Inner Circle Fund
                                                       President, United Grocers                       II and The MDL Funds.
                                                       Inc. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
 MITCHELL A. JOHNSON     Trustee       (Since 2005)    Retired.                            38          Director, Federal
 63 yrs. old                                                                                           Agricultural Mortgage
                                                                                                       Corporation. Trustee of The
                                                                                                       Advisors' Inner Circle Fund
                                                                                                       II and The MDL Funds.
------------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


                                      42-43

THE ADVISORS' INNER CIRCLE FUND                                        CAMBIAR
                                                                       FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                       TERM OF                                      PORTFOLIOS
                        POSITION(S)                   OFFICE AND                                 IN THE ADVISORS'       OTHER
  NAME, ADDRESS,         HELD WITH                    LENGTH OF     PRINCIPAL OCCUPATION(S)     INNER CIRCLE FUND   DIRECTORSHIPS
    AGE(1)               THE TRUST                   TIME SERVED      DURING PAST 5 YEARS       OVERSEEN BY BOARD   HELD BY BOARD
                                                                                                      MEMBER           MEMBER
------------------------------------------------------------------------------------------------------------------------------------
  OFFICERS

  JAMES F. VOLK, CPA     President                  (Since 2003)    Senior Operations Officer,         N/A              N/A
  42 yrs. old                                                       SEI Investments, Fund
                                                                    Accounting and
                                                                    Administration (1996-
                                                                    present); Assistant Chief
                                                                    Accountant for the U.S.
                                                                    Securities and Exchange
                                                                    Commission's Division of
                                                                    Investment Management
                                                                    (1993-1996)
------------------------------------------------------------------------------------------------------------------------------------
  PETER GOLDEN           Controller and             (Since 2003)    Director, SEI Investments,         N/A              N/A
  40 yrs. old         Chief Financial Officer                       Fund Accounting and
                                                                    Administration since June
                                                                    2001. From March 2000 to
                                                                    2001, Vice President of
                                                                    Funds Administration for
                                                                    J.P. Morgan Chase & Co.
------------------------------------------------------------------------------------------------------------------------------------
  WILLIAM E. ZITELLI   Chief Compliance             (Since 2004)    Vice President and Assistant       N/A              N/A
  37 yrs. old            Officer                                    Secretary of SEI Investments
                                                                    and Vice President and
                                                                    Assistant Secretary of SEI
                                                                    Investments Global Funds
                                                                    Services from 2000-2004;
                                                                    Vice President, Merrill
                                                                    Lynch & Co. Asset Management
                                                                    Group from 1998-2000;
                                                                    Associate at Pepper Hamilton
                                                                    LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
  JAMES NDIAYE           Vice President             (Since 2004)    Employed by SEI Investments        N/A              N/A
  36 yrs. old            and Secretary                              Company since 2004. Vice
                                                                    President, Deusche Asset
                                                                    Management from 2003-2004.
                                                                    Associate, Morgan, Lewis &
                                                                    Bockius LLP from 2000- 2003.
                                                                    Counsel, Assistant Vice
                                                                    President, ING Variable
                                                                    Annuities Group from
                                                                    1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
  TIMOTHY D. BARTO       Assistant Vice President   (Since 2000)    General Counsel, Vice              N/A              N/A
  37 yrs. old            and Assistant Secretary                    President and Assistant
                                                                    Secretary of SEI Investments
                                                                    Global Funds Services since
                                                                    1999; Associate, Dechert
                                                                    (law firm) from 1997-1999;
                                                                    Associate, Richter, Miller &
                                                                    Finn (law firm) from
                                                                    1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
  PHILIP T. MASTERSON    Assistant Vice President   (Since 2004)    Employed by SEI Investments        N/A              N/A
  41 yrs. old            and Assistant Secretary                    Company since 2004. General
                                                                    Counsel, CITCO Mutual Fund
                                                                    Services from 2003-2004.
                                                                    Vice President and Associate
                                                                    Counsel, Oppenheimer Funds
                                                                    from 2001-2003, and Vice
                                                                    President and Assistant
                                                                    Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.


                                      44-45

THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------
SHAREHOLDER MEETINGS

A special meeting of the shareholders of the Cambiar International Equity Fund (the "Fund") was held on June 14, 2004 to vote on the following matter:

PROPOSAL

To approve an amended fee schedule to the investment advisory agreement between the Trust, on behalf of the Fund, and Cambiar Investors LLC, to increase the Fund's investment advisory fee from 1.00% to 1.10%.

                                         % OF          % OF
                           SHARES       SHARES        SHARES
                            VOTED        VOTED      OUTSTANDING
                           -------      --------   ------------
   FOR...............      587,017       81.93%       50.60%
   AGAINST...........      128,374       17.92%       11.07%
   ABSTAIN...........        1,075        0.15%        0.09%

THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return - the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                        BEGINNING     ENDING
                                         ACCOUNT      ACCOUNT                    EXPENSES PAID
                                          VALUE        VALUE       ANNUALIZED       DURING
                                         10/31/04     4/30/05    EXPENSE RATIOS     PERIOD*
----------------------------------------------------------------------------------------------
CAMBIAR OPPORTUNITY FUND
----------------------------------------------------------------------------------------------
Actual Fund Return                     $ 1,000.00   $ 1,083.50          1.50%            $7.75
Hypothetical 5% Return                   1,000.00     1,017.36          1.50              7.50
----------------------------------------------------------------------------------------------
CAMBIAR INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------
Actual Fund Return                       1,000.00     1,076.70          1.56              8.03
Hypothetical 5% Return                   1,000.00     1,017.06          1.56              7.80
----------------------------------------------------------------------------------------------
CAMBIAR CONQUISTADOR FUND
----------------------------------------------------------------------------------------------
Actual Fund Return                       1,000.00     1,089.40          1.85              9.58
Hypothetical 5% Return                   1,000.00     1,015.62          1.85              9.25
----------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                                   CAMBIAR FUNDS
                                                                  APRIL 30, 2004

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS: (UNAUDITED)
--------------------------------------------------------------------------------
For shareholders that do not have an April 30, 2005 tax year end, this notice is for informational purposes only. For shareholders with an April 30, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended April 30, 2005, each portfolio is designating the following items with regard to distributions paid during the year.


                                       LONG LONG
                                      (15% RATE)       ORDINARY
                                     CAPITAL GAIN       INCOME       TAX EXEMPT      TOTAL
                                     DISTRIBUTIONS   DISTRIBUTIONS    INTEREST    DISTRIBUTIONS
                                    --------------   -------------   ----------  --------------
Cambiar International Equity .....       0.00%           100.00%         0.00%        100.00%
Cambiar Conquistador..............       0.00%           100.00%         0.00%        100.00%
Cambiar Opportunity...............      14.47%            85.53%         0.00%        100.00%


                                      QUALIFYING                                      FOREIGN
                                     FOR CORPORATE    QUALIFYING         U.S.           TAX
                                    DIVIDENDS REC.     DIVIDEND       GOVERNMENT    WITHHOLDING
                                     DEDUCTION (1)    INCOME (2)     INTEREST (3)  PASS THRU (4)
                                    --------------   -----------    ------------   --------------
Cambiar International Equity .....      81.21%           100.00%         0.00%         58.90%
Cambiar Conquistador..............       5.58%             5.28%         0.00%          0.00%
Cambiar Opportunity...............     100.00%           100.00%         0.00%          0.00%


(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS". IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) FOREIGN TAX CREDIT PASS THRU REPRESENTS THE AMOUNT ELIGIBLE FOR THE FOREIGN TAX CREDIT AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".

                                     NOTES

                                     NOTES

                                     NOTES

THE ADVISORS' INNER CIRCLE FUND                                         CAMBIAR
                                                                        FUNDS

--------------------------------------------------------------------------------

                                THE CAMBIAR FUNDS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-777-8227

                               INVESTMENT ADVISER
                             Cambiar Investors, LLC
                              2401 E. Second Avenue
                                    Suite 400
                                Denver, CO 80206

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                  ADMINISTRATOR
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                  LEGAL COUNSEL
                          Morgan, Lewis & Bockius, LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

          This information must be preceded or accompanied by a current prospectus for the Funds described.

CMB-AR-001-0300

ITEM 2.    CODE OF ETHICS.

The registrant had adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are PricewaterhouseCoopers are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers Related to the Trust

PricewaterhouseCoopers billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:



------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were              did not require
                                     approved          pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit         $44,780              N/A               N/A              $42,900            N/A                N/A
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A            $10,780(2)           N/A                 N/A          $102,828(3)           N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A                 N/A             N/A                N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A                 N/A             N/A                N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
   (2) Includes fees for: Agreed upon procedures related to perform an independent audit persuant to Section 352 of the USA Patriot Act for SEI Funds II.
   (3) Includes fees for examination of the design of SEI's Anti Money Laundering Program framework, 404 readiness assistance, and agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA Patriot Act for the SEI II Funds.

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2005             2004
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  N/A              N/A

                ---------------------------- ----------------- ----------------
                Tax Fees                            N/A              N/A

                ---------------------------- ----------------- ----------------
                All Other Fees                      N/A              N/A

                ---------------------------- ----------------- ----------------


(f)

(g) The aggregate non-audit fees and services billed by PricewaterhouseCoopers for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(h)      Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          ------------------------
                                          James F. Volk, President

Date:  June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          ------------------------
                                          James F. Volk, President

Date:  June 27, 2005


By (Signature and Title)*                 /s/ Peter J. Golden
                                          ---------------------------------
                                          Peter J. Golden, Controller & CFO

Date:  June 27, 2005


* Print the name and title of each signing officer under his or her signature.